SHARE BASED COMPENSATION (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended									6 Months Ended	12 Months Ended
	Aug. 31, 2023 ₪ / shares shares	Apr. 30, 2023 ₪ / shares shares	Mar. 31, 2023 ₪ / shares shares	Feb. 28, 2023 ₪ / shares shares	Dec. 31, 2022 ₪ / shares shares	Oct. 31, 2022 ₪ / shares shares	Aug. 31, 2022 ₪ / shares shares	Jul. 31, 2022 ₪ / shares shares	Nov. 30, 2021 ₪ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options vested | shares											386,016
Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted | shares											240,447
Number of options forfeitures | shares										64,672
Weighted average grant date fair value | $ / shares											$ 1.73
Unrecognized share-based compensation expense | $										$ 223	$ 441
Recognized average remaining vesting period										2 years 3 months 3 days	2 years 6 months
Liability Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation expense | $											$ 1
Recognized average remaining vesting period											10 months 24 days
Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted | shares									13,989
Weighted average exercise price									₪ 65.6
Number of options forfeitures | shares									78,621
Employees Or Officers [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted | shares									13,989
Weighted average exercise price									₪ 65.6
Share-Based Payment Arrangement, Nonemployee [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted | shares									78,621
Weighted average exercise price									₪ 74.8
Share-Based Payment Arrangement, Employee [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted | shares		90,275				26,230	52,460	17,486
Weighted average exercise price						₪ 26.8	₪ 26.8	₪ 26.8
Share-based payment award, award vesting period		3 years
Share-based payment award, award vesting rights, percentage		33.00%
Share-Based Payment Arrangement, Employee [Member] | Officer [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price		₪ 28.6
Share-Based Payment Arrangement, Employee [Member] | Officer [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price		32.0
Share-Based Payment Arrangement, Employee [Member] | Officer [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price		₪ 42.7
Share-Based Payment Arrangement, Employee [Member] | Employees Or Officers [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted | shares					13,989			82,187
Weighted average exercise price					₪ 17.4			₪ 21.6
Share-Based Payment Arrangement, Employee [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted | shares	49,400		39,782	13,115
Weighted average exercise price	₪ 12.1		₪ 15.9	₪ 17.7
Share-Based Payment Arrangement, Employee [Member] | Two Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted | shares		47,873
Share-based payment award, award vesting period		3 years
Share-based payment award, award vesting rights, percentage		33.00%
Share-Based Payment Arrangement, Employee [Member] | Two Directors [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price		₪ 28.6
Share-Based Payment Arrangement, Employee [Member] | Two Directors [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price		32.0
Share-Based Payment Arrangement, Employee [Member] | Two Directors [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price		₪ 42.7
Two Thousand Fifteen Incentive Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, terms of award											The vesting period, unless the Company’s Board of Directors determines otherwise in respect to any specific grantee is (1) 25% of options would vest after twelve consecutive months of services by the grantee since the date of grant; (2) 6.25% of options would vest after every three (3) additional months of consecutive service by the grantee, until 100% of the options vest, after four (4) years after grant date.
Share-based payment award, expiration period											10 years